Leases (FY)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases	LEASES
The Company has operating leases for office space, warehouses, distribution centers, research and development facilities, manufacturing locations and certain equipment, primarily automobiles. Many leases include one or more options to renew, some of which include options to extend the leases for up to 18 years, and some leases include options to terminate the leases within 30 days. In certain of the Company’s lease agreements, the rental payments are adjusted periodically to reflect actual charges incurred for common area maintenance, utilities, inflation and/or changes in other indexes. The Company’s finance leases were not material as of December 31,
2023 and 2022. Right-of-use (“ROU”) assets arising from finance leases are included in property, plant and equipment, net and the liabilities are included in accrued expenses and other liabilities and other long-term liabilities in the accompanying Consolidated and Combined Balance Sheets.
The Consolidated and Combined Financial Statements include the following amounts related to operating leases where the Company is the lessee ($ in millions):

	2023	2022	2021
Consolidated and Combined Statements of Earnings
Fixed operating lease expense(a)	$43	$40	$45
Variable operating lease expense	12	13	13
Total operating lease expense	$55	$53	$58

Consolidated and Combined Statements of Cash Flows
Cash paid for amounts included in the measurement of operating lease liabilities	$41	$40	$46
ROU assets obtained in exchange for operating lease obligations	52	24	17

		December 31, 2023	December 31, 2022
Consolidated and Combined Balance Sheets
Lease Assets and Liabilities	Classification
Operating lease ROU assets	Other long-term assets	$144	$117

Operating lease liabilities - current	Accrued expenses and other liabilities	$33	$32
Operating lease liabilities - long-term	Other long-term liabilities	115	91
Total operating lease liabilities		$148	$123

Weighted average remaining lease term		8 years	6 years
Weighted average discount rate		4.1%	2.6%

(a)	Includes short-term leases and sublease income, both of which were immaterial.
The following table presents the maturity of the Company’s operating lease liabilities as of December 31, 2023 ($ in millions):

2024	$38
2025	29
2026	22
2027	17
2028	13
Thereafter	56
Total operating lease payments	175
Less: imputed interest	(27)
Total operating lease liabilities	$148
As of December 31, 2023, the Company had no additional significant operating or finance leases that had not yet commenced.